Organization and nature of business (Details)	12 Months Ended
Sep. 30, 2025
Subsidiary One [Member]
Name of Entity	CN Energy
Date of Incoporation	Nov. 23, 2018
Percentage of Ownership	Parent
Place of Incorporation	British Virgin Islands
Principal Activities	Holding company
Subsidiary Two [Member]
Name of Entity	Ewforest
Date of Incoporation	Nov. 29, 2024
Percentage of Ownership	100.00%
Place of Incorporation	Hong Kong, China
Principal Activities	Holding company
Subsidiary Three [Member]
Name of Entity	CN Energy USA Inc.
Date of Incoporation	Mar. 31, 2022
Percentage of Ownership	100.00%
Place of Incorporation	Delaware, U.S.A
Principal Activities	Inactive
Subsidiary Four [Member]
Name of Entity	MZ HK
Date of Incoporation	Dec. 06, 2018
Percentage of Ownership	100.00%
Place of Incorporation	Hong Kong, China
Principal Activities	Holding company
Subsidiary Five [Member]
Name of Entity	MZ Pintai
Date of Incoporation	Jan. 22, 2019
Percentage of Ownership	100.00%
Place of Incorporation	Zhejiang, China
Principal Activities	Holding company
Subsidiary Six [Member]
Name of Entity	Zhejiang New Material
Date of Incoporation	May 24, 2021
Percentage of Ownership	100.00%
Place of Incorporation	Zhejiang, China
Principal Activities	Produce and sell Activated Carbon
Subsidiary Seven [Member]
Name of Entity	Zhoushan Xinyue
Date of Incoporation	Apr. 08, 2022
Percentage of Ownership	100.00%
Place of Incorporation	Zhejiang, China
Principal Activities	Trading
Subsidiary Eight [Member]
Name of Entity	Tanmulai
Date of Incoporation	Jul. 02, 2025
Percentage of Ownership	100.00%
Place of Incorporation	Zhejiang, China
Principal Activities	Trading
Subsidiary Nine [Member]
Name of Entity	Yunnan Yuemu
Date of Incoporation	Sep. 02, 2022
Percentage of Ownership	100.00%
Place of Incorporation	Yunnan, China
Principal Activities	Holding company
Subsidiary Ten [Member]
Name of Entity	Pathenbot
Date of Incoporation	Jul. 02, 2025
Percentage of Ownership	100.00%
Place of Incorporation	California, U.S.A.
Principal Activities	Active